Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Detailed information on intangible assets
Research and development expense	€ 193,774	€ 168,028	€ 114,074
Depreciation and amortisation expense	1,586,869	1,553,408	724,847
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense	€ 5,024	€ 3,052	€ 341